Operating Segment (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Operating Segments Text Block Abstract
Schedule of results of operations
	Metalpha	Longyun	Dacheng Liantong	Other	Total
	US$	US$	US$	US$	US$
Revenue	122,711	-	2,032,916	-	2,155,627

Operating expenses	(75,785)	(2,835,845)	(2,292,667)	(3,425,111)	(8,629,408)

Other income (expenses)	1,930	(1,945,939)	1,393	(6,003,575)	(7,946,191)

Profit/(loss) before tax	48,856	(4,781,784)	76,464	(9,763,508)	(14,419,972)

Taxes	(8,061)	-	-	-	(8,061)

Net loss	40,795	(4,781,784)	76,464	(9,763,508)	(14,428,033)

	Longyun	Dacheng Liantong	Other	Total
	US$	US$	US$	US$
Revenue	-	225,749	-	225,749

Operating expenses	(3,026,631)	(389,672)	(737,010)	(4,153,313)

Other income (expenses)	343,839	15,403	(1,642,397)	(1,283,155)

Loss before tax	(2,682,792)	(148,520)	(2,379,407)	(5,210,719)

Taxes	-	-	-	-

Net loss	(2,682,792)	(148,520)	(2,379,407)	(5,210,719)

Schedule of financial position
	Metalpha	Longyun	Dacheng Liantong	Other	Total
	US$	US$	US$	US$	US$
Current assets	8,438,027	4,644,940	5,409,384	5,133,929	23,626,280
Non-current assets	-	35,874	213,844	462,741	712,459
Total assets	8,438,027	4,680,814	5,623,228	5,596,670	24,338,739

Current liabilities	(6,434,996)	(557,619)	(464,803)	(2,574,109)	(10,031,527)
Non-current liabilities	-	-	(105,540)	-	(105,540)
Total liabilities	(6,434,996)	(557,619)	(570,343)	(2,574,109)	(10,137,067)

Net assets	2,003,031	4,123,195	5,052,885	3,022,561	14,201,672

	Longyun	Dacheng Liantong	Other	Total
	US$	US$	US$	US$
Current assets	8,248,675	1,973,297	5,306,793	15,528,765
Non-current assets	62,287	1,283	37,665	101,235
Total assets	8,310,962	1,974,580	5,344,458	15,630,000

Current liabilities	(4,549,369)	(2,289,621)	(230,192)	(7,069,182)
Non-current liabilities	(9,837)	-	-	(9,837)
Total liabilities	(4,559,206)	(2,289,621)	(230,192)	(7,079,019)

Net assets/(liabilities)	3,751,756	(315,041)	5,114,266	8,550,981

Schedule of geographical information
	2022	2021	2020
	US$	US$	US$
Others	122,711	—	—
PRC	2,032,916	225,749	11,252
	2,155,627	225,749	11,252